Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Lease Description [Line Items]
Variable Lease, Cost	$ 10,300	$ 18,933	$ 27,744	$ 36,017
Base operating lease, cost					$ 312,883
Variable operating lease, cost					76,492
Operating lease, cost	78,331	77,816	158,734	155,166	389,375	$ 381,890	$ 366,892
Gain on disposition of assets	1,015	537	3,519	5,161	7,241	(7,233)	4,664
Operating lease, cash payments			161,460	180,487	316,527
Direct advertising expenses (exclusive of depreciation and amortization)	$ 134,059	146,390	$ 283,553	286,860	$ 590,078	$ 561,848	$ 540,880
Operating lease, weighted average remaining lease term	12 years 1 month 6 days		12 years 1 month 6 days		12 years
Operating lease, weighted average discount rate	4.60%		4.60%		4.80%
Leased assets obtained in exchange for operating lease liability			$ 9,991	8,671	$ 35,813
Advertising [Member]
Lessee Lease Description [Line Items]
Direct advertising expenses (exclusive of depreciation and amortization)	$ 1,249	1,097	2,507	2,226	4,691
Termination of Lease Agreements [Member]
Lessee Lease Description [Line Items]
Gain on disposition of assets	$ 266	$ 193	$ 317	$ 3,911	$ 4,061